UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church St., Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Prospector Partners Asset Management, LLC, 370 Church St., Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  June 30, 2012

Item 1. Report to Stockholders.

Prospector Capital Appreciation Fund
Prospector Opportunity Fund

Semi-Annual Report

www.prospectorfunds.com	June 30, 2012

PROSPECTOR FUNDS, INC.

July 23, 2012

Dear Shareholders of the Prospector Capital Appreciation Fund and Prospector Opportunity Fund,

The first half of 2012 was strong overall for equity markets.  After a fast start from January to March, the market wobbled in April and May before recovering nicely in June.  Underlying fundamentals:  equity valuations, corporate interest rates and earnings estimates haven’t changed much in 2012, while all manner of external factors and news flow have driven the recent unsettling price moves.  Within equities, the lower uncertainty level of growth stocks helped them extend a now four-year string of outperformance relative to their value cousins.

Frustration over Europe’s debt woes mounts as this crisis lingers without solution or even increased clarity while the region wallows in recession.  Unlike the summers of 2010 and 2011 when sovereign fears were ameliorated by short term bailouts in peripheral European nations such as Portugal, Ireland, and Greece, the current version revolves around Spain and Italy, two heavyweight European nations.  Elections in France and Greece remind us of the linkage between politics, policy, and even our own 401k balance in this “the world is flat” environment.

The relationship between politics and policy will likely remain on center stage during the upcoming Presidential election in the USA.  Mitt Romney solidified the republican nomination after a withering, contentious primary process.  We anticipate a bare knuckles campaign over the coming months, the outcome of which will either be somewhat negative (Obama) to outright positive (Romney) for US equities.  Politics certainly colored the narrative surrounding the Supreme Court’s ruling on the constitutionality of pieces of the Obamacare legislation.

The risks of a serious problem with Iran seemed to drop from investors’ consciousness (though certainly not from Israel’s, Saudi Arabia’s or their neighbors’) as the price of Brent crude oil fell more than 20% during the second quarter of 2012.

Meanwhile bankruptcies of California cities such as Stockton, San Bernadino, and Mammoth Lakes chip away at the notion that bankruptcy filing is not a viable strategy for municipal entities seeking to escape financial distress, making future municipal filings more likely.

Added to these long visible macro concerns which periodically rise to the top only to recede from investors’ minds were a few negative surprises such as the $5 billion plus JP Morgan loss in its “hedging book,” the Facebook IPO mismanagement, and the Libor scandal.

Equity investors responded by favoring defensive, less cyclical equities such as consumer staples, utilities, and healthcare while punishing financials, energy, and technology.  The rush to U.S. Treasuries as a safe haven continued as yields on the bellwether ten year sunk to below 1.5%.

Prospector Capital Appreciation Fund Highlights

The Capital Appreciation Fund’s top performance contributors include: Wal-Mart and Beam – two consumer related companies, Abbot Laboratories and Pfizer – healthcare powerhouses, and reinsurers Montpelier and Platinum.  All generally benefitted from broad market trends rather than particular individual company progress.  The first four are quality blue chips with consistent earnings and handsome yields – attributes attracting investors.  Our insurance holdings, about two-thirds of the Fund’s Financial Services Sector exposure, are benefitting from industry pricing trends and their discount to book value.  In July, two portfolio companies, Nexen, and GenOn, announced agreements to be acquired.  Nexen, our largest energy holding, is being acquired for cash, at over a 60% premium to the prior close, while GenOn agreed to a stock deal, trading up over 25% on the news.

PROSPECTOR FUNDS, INC.

Performance detractors in the first six months were dominated by our oil and gas holdings (including Clayton Williams, Hess and Repsol). A sharp world crude price decline was likely the principle cause for the decline in the oil and gas stocks. Commodity traders seemingly have lost confidence in the sanctions designed to strangle Iran and its nuclear weapons program. We are not so sure.  Banking and insurance restrictions aren’t a naval blockade, but can be effective.  For starters, established underwriters cannot insure tankers carrying Iranian crude, and money transfers are severely inhibited.  A potential Iranian bomb threatens both Israel and Saudi Arabia, something no U.S. president can ignore.  Meanwhile we are happy with our oil stocks, particularly their production outlooks and valuations – even at lower oil prices.  We’re not so happy with their miserable year to date share price performance.

Our gold mining stocks (including Newmont Mining, Gold Fields and Barrick Gold) declined year to date despite gold, the metal, being up slightly. The chorus of complaints towards the gold miners include:  suspect capital management, rising extraction costs, and increasing political risks.  However, we see no reason why the sharp divergence between the price movements of the element gold versus the gold mining shares couldn’t ease over time.

We’d prefer your portfolio’s asset allocation had more convertible bonds and modestly less cash and common stock.  Unfortunately that ideal has been challenging.  De minimis interest rates and the ease with which corporations are able to raise straight debt (not needing convertible issuance) has shrunk the available pool.  On balance, we believe that individual security selection trumps asset allocation, even though the academics disagree.

Prospector Opportunity Fund Highlights

The Opportunity Fund’s top performance contributors include consumer companies such as Home Depot, J&J Snack Foods, Lancaster Colony and Church & Dwight.  Our financial services holdings including small banks such as Viewpoint Financial, OmniAmerican Bancorp and Oritani Financial, are benefitting from low valuations, improving credit, and a rebound in investor sentiment towards the sector.  Technology stalwarts such as Verisign, NCR, and BMC Software also added to performance.  All generally benefitted from broad market trends rather than particular individual company progress.  P.F. Chang’s China Bistro was acquired in May for a 30% premium.

On the negative side, portfolio holdings in gold miners Kinross and Newmont Mining hurt performance significantly despite a modest rise in the price of the actual gold element during the first half of 2012.  The performance of the gold mining equities continues to decouple from the price of the metal.  Reasons for the decoupling could include: value destructive acquisitions, soaring operating costs and ever increasing taxation.  Additionally, the growing availability and acceptance of bullion backed exchange-traded funds have given investors another, and perhaps more attractive, gold participation.  More than just a hoped for recovery in the trading relationship between the metal and the shares, however, supports ownership.  The gold miners, who historically sold at a premium, are now priced below market multiples.  Additional attractive metrics, including large ore reserves and low enterprise value per ounce of production, characterize our holdings.  Beyond these quantitative measurements we see glimmers that managements might become more shareholder friendly.  For example Newmont has adapted a dividend policy tied to the gold price.  Budgeted projects are being reassessed, operating agreements improved, and spin-outs are being contemplated at certain companies. Strong cash flow and low stock prices are fertile ground for value enhancing capital actions.

A decline in our energy holdings (including Hess, Marathon Oil, and Murphy Oil) hurt performance as well.

PROSPECTOR FUNDS, INC.

Outlook

The economy has been in a choppy, slow growth recovery mode since the financial crisis ended in 2009.  Admittedly we are in a softer patch right now driven by the after effects of a mild winter, seasonal destocking of inventories, China’s slowdown, and Europe’s recession.  We are comforted by the historical pattern that serious recessions are precipitated by tight monetary conditions, and Chairman Bernanke stands ready to deliver a third quantitative easing program (QE3) if needed.

On the bright side, the housing sector is recovering after a long period of contraction precipitated by the financial crisis.  Gasoline prices have dropped by 15% delivering a stimulus to consumers into the peak driving summer months.  Corporate earnings remain solid so far.  Interest and mortgage rates continue to fall to record low levels.

Our best guess is that interest rates will be materially higher in five years.  This would be undoubtedly bad for bond investors.  The outlook for equities in a higher interest rate scenario is less guaranteed.  Higher rates will likely accompany better economic conditions and possibly higher inflation, both of which are positives for equities relative to bonds from this starting point.

Equity valuations are a positive as well.  The S&P 500 first reached current levels more than 13 years ago.  Although it was too high in 1999, there has been substantial cumulative retained earnings, technological innovation, and even inflation since then.  Furthermore equities look extraordinarily inexpensive when comparing earnings yields of stocks to treasury or even corporate bond yields.

Merger and acquisition activity is near record lows, down over 40% in 2012 from last year.  Corporations have terrific balance sheets and are accumulating excess cash and capital.  Private equity is poised as well with dry powder in hand.  We are not sure exactly what the catalyst will be to energize M&A activity, but we are confident it will ensue.  Perhaps the uncertain macro environment will move towards resolution, and when that happens, the values inherent in your portfolio will attract acquirers and other investors.  In the meantime, we believe equities are a superior asset allocation alternative longer term.

Respectfully submitted,

John D. Gillespie	Richard P. Howard	Kevin R. O’Brien

Performance data quoted represents past performance; past performance does not guarantee future results.

Opinions expressed are those of the Funds and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

PROSPECTOR FUNDS, INC.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Funds invest in smaller and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility. The Funds may hold restricted securities purchased through private placements. Such securities can be difficult to sell without experiencing delays or additional costs. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully disclosed in the prospectus.

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Book Value is the total value of the company’s assets that shareholders would theoretically receive if a company were liquidated.

Fund holdings and/or security allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the Schedule of Investments section in this report for a full listing of the Fund’s holdings.

Prospector Funds, Inc. are distributed by Quasar Distributors, LLC.

PROSPECTOR FUNDS, INC.

Capital Appreciation Fund

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%)

			Since Inception(1) to
	One Year	Three Year	June 30, 2012
Capital Appreciation Fund	-6.58%	11.30%	1.45%
S&P 500 Index(2)	5.45%	16.40%	-0.19%

(1)	September 28, 2007
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

PROSPECTOR FUNDS, INC.

Opportunity Fund

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%)

			Since Inception(1) to
	One Year	Three Year	June 30, 2012
Opportunity Fund	0.54%	14.59%	4.99%
Russell 2000 Index(2)	-2.08%	17.80%	1.23%
Russell Midcap Index(3)	-1.65%	19.44%	1.19%

(1)	September 28, 2007
(2)	An unmanaged small-cap index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. This index cannot be invested in directly.
(3)	An unmanaged mid-cap index that measures the performance of the 800 smallest companies in the Russell 1000 Index. This index cannot be invested in directly.

PROSPECTOR FUNDS, INC.

Expense Example
June 30, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, redemption fees, wire transfer fees, maintenance fee (IRA accounts), and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 – June 30, 2012).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, shareholder servicing fees and other Fund expenses. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (01/01/2012)	Value (06/30/2012)	(01/01/12 to 06/30/12)
Capital Appreciation Actual(2)	$1,000.00	$993.30	$7.04
Capital Appreciation Hypothetical
(5% return before expenses)	1,000.00	1,017.80	7.12
Opportunity Actual(2)	1,000.00	1,058.40	7.27
Opportunity Hypothetical
(5% return before expenses)	1,000.00	1,017.80	7.12

(1)
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.42% and 1.42% for Capital Appreciation Fund and Opportunity Fund, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year/366 (to reflect the one-half year period).

(2)	Based on the actual returns for the six-month period ended June 30, 2012 of -0.67% and 5.84% for Capital Appreciation Fund and Opportunity Fund, respectively.

PROSPECTOR FUNDS, INC.

Sector Allocation (% of net assets) (Unaudited)
as of June 30, 2012(1)(2)

Capital Appreciation Fund

Diversified Financials
2.2%
Telecommunication Services
1.1%
Real Estate
2.2%
Cash & Equivalents
2.8%
Banks
0.2%
Consumer Discretionary
2.8%
Healthcare
15.2%
Paper & Forest Products
2.9%
Industrials
3.3%
Chemicals
4.0%
Consumer Staples
13.7%
Utilities
6.6%
Information Technology
10.0%
Energy
11.3%
Metals & Mining
10.5%
Insurance
11.2%

Top 10 Holdings (% of net assets) (Unaudited)
as of June 30, 2012(1)(3)

Capital Appreciation Fund
E.I. Du Pont de Nemours	4.0%
Automatic Data Processing	3.8%
Gold Fields – ADR	3.1%
Anixter International, 1.000%, 02/15/2013	2.9%
Nexen	2.8%
Platinum Underwriters Holdings	2.8%
USEC, 3.000%, 10/01/2014	2.8%
Loews	2.7%
Johnson & Johnson	2.7%
Pfizer	2.7%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2) Sector allocation includes all investment types.
(3) Invesco Treasury Portfolio excluded from top 10 holdings.

PROSPECTOR FUNDS, INC.

Sector Allocation (% of net assets) (Unaudited)
as of June 30, 2012(1)(2)

Opportunity Fund

Real Estate
1.7%
Containers & Packaging
0.9%
Chemicals
1.9%
Paper & Forest Products
0.6%
Utilities
2.4%
Insurance
17.3%
Metals & Mining
4.3%
Industrials
4.3%
Consumer Discretionary
4.7%
Banks
12.6%
Healthcare
5.4%
Energy
6.0%
Information Technology
10.4%
Cash & Equivalents
7.7%
Diversified Financials
9.9%
Consumer Staples
9.9%

Top 10 Holdings (% of net assets) (Unaudited)
as of June 30, 2012(1)(3)

Opportunity Fund
Platinum Underwriters Holdings	3.4%
Franklin Resources	3.0%
Newmont Mining	2.8%
Hess	2.2%
CNA Financial	2.2%
Lancaster Colony	1.9%
WellPoint	1.9%
Leucadia National	1.8%
Axis Capital Holdings	1.7%
Invesco	1.6%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2) Sector allocation includes all investment types.
(3) Invesco Treasury Portfolio excluded from top 10 holdings.

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited)
June 30, 2012

Capital Appreciation Fund
Description	Shares	Value
COMMON STOCKS – 72.4%
Banks – 0.2%
Charter Financial	5,100	$49,470
Waterstone Financial*	5,400	20,520
		69,990
Chemicals – 4.0%
E.I. Du Pont de Nemours	32,300	1,633,411

Consumer Discretionary – 2.8%
Beam	9,500	593,655
Cablevision Systems, Class A	17,500	232,575
DreamWorks Animation SKG, Class A*	17,100	325,926
		1,152,156
Consumer Staples – 10.0%
Campbell Soup	17,200	574,136
Coca Cola Enterprises	17,000	476,680
DE Master Blenders 1753*	24,400	280,112
Energizer Holdings	1,900	142,975
Hillshire Brands	4,880	141,471
SUPERVALU	19,300	99,974
Sysco	8,400	250,404
Tootsie Roll Industries	27,322	651,903
Walgreen	23,300	689,214
Wal-Mart Stores	11,800	822,696
		4,129,565
Diversified Financial Services – 0.1%
CIT Group*	600	21,384

Energy – 8.5%
Clayton Williams Energy*	10,700	517,666
ConocoPhillips	3,200	178,816
Hess	23,600	1,025,420
Marathon Oil	4,000	102,280
Murphy Oil	1,600	80,464
Nexen	69,400	1,172,166
Overseas Shipholding Group	400	4,444
Phillips 66*	1,900	63,156

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2012

Capital Appreciation Fund
Description	Shares	Value
COMMON STOCKS – 72.4% (Continued)
Energy – 8.5% (Continued)
Repsol YPF – ADR	22,400	$357,952
USEC*	1,500	1,485
		3,503,849
Healthcare – 6.9%
Abbott Laboratories	9,800	631,806
Johnson & Johnson	16,400	1,107,984
Pfizer	47,600	1,094,800
		2,834,590
Industrials – 1.3%
Curtiss-Wright	11,900	369,495
Fortune Brands Home & Security*	7,900	175,933
		545,428
Information Technology – 6.5%
Automatic Data Processing	28,300	1,575,178
Corning	47,100	609,003
Microsoft	4,300	131,537
Xerox	44,400	349,428
		2,665,146
Insurance – 11.2%
Alterra Capital Holdings	13,900	324,565
Arch Capital Group*	5,300	210,357
Berkshire Hathaway, Class B*	4,600	383,318
CNA Financial	6,100	169,092
Donegal Group, Class A	8,300	110,224
First American Financial	18,900	320,544
Loews	27,300	1,116,843
Montpelier Re Holdings	18,200	387,478
Platinum Underwriters Holdings	30,300	1,154,430
State Auto Financial	32,700	459,435
		4,636,286
Metals & Mining – 9.6%
AngloGold Ashanti – ADR	14,900	511,666
Barrick Gold	26,500	995,605
Gold Fields – ADR	99,300	1,272,033
Kinross Gold	14,500	118,175
Newmont Mining	21,600	1,047,816
		3,945,295

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2012

Capital Appreciation Fund
Description	Shares	Value
COMMON STOCKS – 72.4% (Continued)
Paper & Forest Products – 2.9%
Domtar	12,501	$958,952
Neenah Paper	9,300	248,217
		1,207,169
Real Estate – 2.2%
Forestar Group*	22,500	288,225
Post Properties	12,700	621,665
		909,890
Telecommunication Services – 1.1%
Telephone & Data Systems	21,200	451,348

Utilities – 5.1%
FirstEnergy	12,554	617,531
GenOn Energy*	309,200	528,732
Public Service Enterprise Group	21,000	682,500
UNS Energy	7,658	294,144
		2,122,907
Total Common Stocks
(Cost $30,294,699)		29,828,414
	Par
CONVERTIBLE BONDS – 23.3%
Consumer Staples – 3.7%
Archer Daniels
0.875%, 02/15/2014	$1,075,000	1,080,374
Chiquita Brands
4.250%, 08/15/2016	150,000	108,563
Smithfield Foods
4.000%, 06/30/2013	300,000	333,750
		1,522,687
Diversified Financial Services – 2.1%
Janus Capital Group
3.250%, 07/15/2014	125,000	127,344
Knight Capital
3.500%, 03/15/2015	100,000	93,500
PHH
4.000%, 09/01/2014	650,000	645,937
		866,781

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2012

Capital Appreciation Fund
Description	Par	Value
CONVERTIBLE BONDS – 23.3% (Continued)
Energy – 2.8%
USEC
3.000%, 10/01/2014	$2,375,000	$1,151,875

Healthcare – 8.3%
Amgen
0.375%, 02/01/2013	400,000	416,000
Charles River Laboratories International
2.250%, 06/15/2013	575,000	575,000
Chemed
1.875%, 05/15/2014	275,000	275,688
Gilead Sciences
1.000%, 05/01/2014	475,000	590,187
Greatbatch
2.250%, 06/15/2013	800,000	792,999
Hologic
2.000%, 12/15/2037	225,000	219,938
Medtronic, Series B
1.625%, 04/15/2013	550,000	551,375
		3,421,187
Industrials – 2.0%
Alliant Techsystems
3.000%, 08/15/2024	125,000	125,156
AMR
6.250%, 10/15/2014 (a)	75,000	45,750
L-3 Communications
3.000%, 08/01/2035	50,000	48,750
Trinity Industries
3.875%, 06/01/2036	625,000	616,407
		836,063
Information Technology – 3.5%
Anixter International
1.000%, 02/15/2013	1,150,000	1,210,375
Comtech Telecommunications
3.000%, 05/01/2029	225,000	237,938
		1,448,313

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2012

Capital Appreciation Fund
Description	Par	Value
CONVERTIBLE BONDS – 23.3% (Continued)
Metals & Mining – 0.9%
Kinross Gold
1.750%, 03/15/2028	$100,000	$98,875
RTI International
3.000%, 12/01/2015	250,000	253,750
		352,625
Total Convertible Bonds
(Cost $10,369,731)		9,599,531
CORPORATE BONDS – 1.5%
Utilities – 1.5%
Edison Mission Energy
7.750%, 06/15/2016	200,000	112,500
7.000%, 05/15/2017	925,000	518,000
Total Corporate Bonds
(Cost $932,683)		630,500
	Shares
SHORT-TERM INVESTMENT – 2.1%
Invesco Treasury Portfolio, 0.020%
(Cost $847,795)	847,795	847,795
Total Investments – 99.3%
(Cost $42,444,908)		40,906,240
Other Assets and Liabilities, Net – 0.7%		294,546
Total Net Assets – 100.0%		$41,200,786

*	Non-income producing security
(a)	Security in default
ADR – American Depository Receipt

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited)
June 30, 2012

Opportunity Fund
Description	Shares	Value
COMMON STOCKS – 91.2%
Banks – 12.6%
AJS Bancorp (a)	8,958	$91,820
Cape Bancorp*	10,900	90,579
Central Pacific Financial*	31,800	449,016
Chicopee Bancorp*	26,200	379,376
City National	6,500	315,770
Clifton Savings Bancorp	27,200	283,152
Fifth Third Bancorp	71,000	951,401
First Connecticut Bancorp	43,600	588,600
Fox Chase Bancorp	25,902	374,025
Greenhill & Co.	9,300	331,545
Guaranty Bancorp*	19,500	41,145
Metro Bancorp*	18,780	225,923
Northern Trust	8,900	409,578
Ocean Shore Holding	25,072	317,161
OceanFirst Financial	27,900	400,644
OmniAmerican Bancorp*	16,000	342,880
Oritani Financial	66,750	960,532
Peoples Federal Bancshares*	9,600	160,320
Territorial Bancorp	11,016	250,834
United Financial Bancorp	24,000	345,120
Virginia Commerce Bancorp*	35,700	300,951
Washington Trust Bancorp	8,500	207,230
West Coast Bancorp*	11,300	222,045
Westfield Financial	37,300	272,290
		8,311,937
Chemicals – 1.9%
H.B. Fuller	19,000	583,300
RPM International	24,500	666,400
		1,249,700
Consumer Discretionary – 4.7%
Gentex	12,600	262,962
Home Depot	19,600	1,038,604
Hyatt Hotels, Class A*	9,300	345,588
Matthews International, Class A	19,200	623,808
P. F. Chang’s China Bistro	15,700	808,079
		3,079,041

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited) – Continued
June 30, 2012

Opportunity Fund
Description	Shares	Value
COMMON STOCKS – 91.2% (Continued)
Consumer Staples – 9.9%
Church & Dwight	7,800	$432,666
DE Master Blenders 1753*	49,800	571,704
Hillshire Brands	9,960	288,740
J & J Snack Foods	11,200	661,920
Lancaster Colony	18,000	1,281,780
Molson Coors Brewing, Class B	18,100	753,141
PepsiCo	13,400	946,844
Post Holdings*	20,400	627,300
Wal-Mart Stores	13,800	962,136
		6,526,231
Containers & Packaging – 0.9%
Silgan Holdings	14,000	597,660

Diversified Financial Services – 9.6%
Citigroup	18,670	511,745
Franklin Resources	18,100	2,008,919
Invesco	46,300	1,046,380
JPMorgan Chase	29,100	1,039,743
Leucadia National	55,000	1,169,850
PICO Holdings*	7,900	177,039
Piper Jaffray*	16,400	384,252
		6,337,928
Energy – 6.0%
Clayton Williams Energy*	2,700	130,626
Hess	33,600	1,459,920
Marathon Oil	29,700	759,429
Murphy Oil	20,600	1,035,974
Nexen	33,000	557,370
		3,943,319
Healthcare – 5.4%
Haemonetics*	3,900	289,029
Johnson & Johnson	9,000	608,040
Merck & Co.	8,548	356,879
Meridian Bioscience	13,900	284,394
Molina Healthcare*	10,850	254,541

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited)
June 30, 2012

Opportunity Fund
Description	Shares	Value
COMMON STOCKS – 91.2% (Continued)
Healthcare – 5.4% (Continued)
Pfizer	23,200	$533,600
WellPoint	19,300	1,231,147
		3,557,630
Industrials – 3.8%
Alliant Techsystems	8,500	429,845
Briggs & Stratton	15,800	276,342
Celadon Group	54,300	889,434
CIRCOR International	19,000	647,710
Graco	3,500	161,280
Mine Safety Appliances	2,900	116,696
		2,521,307
Information Technology – 10.1%
Automatic Data Processing	10,000	556,600
BMC Software*	16,500	704,220
Cisco Systems	52,500	901,425
EMC*	12,500	320,375
Maxim Integrated Products	21,500	551,260
Microsoft	26,700	816,753
NetApp*	13,600	432,752
QLogic*	28,100	384,689
Symantec*	21,300	311,193
VeriSign*	20,700	901,899
Xilinx	23,800	798,966
		6,680,132
Insurance – 17.3%
Aflac	12,500	532,375
Aon	19,700	921,566
Arthur J. Gallagher	27,200	953,904
Aspen Insurance Holdings	23,100	667,590
Axis Capital Holdings	33,500	1,090,425
Catlin Group	24,100	160,601
Chubb	10,800	786,456
Cincinnati Financial	20,500	780,435
CNA Financial	51,900	1,438,668
MetLife	12,500	385,625
Montpelier Re Holdings	24,100	513,089
Platinum Underwriters Holdings	58,500	2,228,851

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited)
June 30, 2012

Opportunity Fund
Description	Shares	Value
COMMON STOCKS – 91.2% (Continued)
Insurance – 17.3% (Continued)
Progressive	29,300	$610,319
W.R. Berkley	8,400	326,928
		11,396,832
Metals & Mining – 4.3%
Gold Fields – ADR	39,800	509,838
Kinross Gold	54,300	442,545
Newmont Mining	37,900	1,838,529
Victoria Gold*	134,500	40,350
		2,831,262
Paper & Forest Products – 0.6%
Domtar	5,400	414,234

Real Estate – 1.7%
Forestar Group*	37,100	475,251
Howard Hughes*	3,300	203,412
Thomas Properties Group	83,000	451,520
		1,130,183
Utilities – 2.4%
American Electric Power	6,500	259,350
Empire District Electric	22,000	464,200
NV Energy	18,800	330,504
Public Service Enterprise Group	16,400	533,000
		1,587,054
Total Common Stocks
(Cost $56,485,040)		60,164,450
	Par
CONVERTIBLE BOND – 0.5%
Industrials – 0.5%
Alliant Techsystems
3.000%, 08/15/2024
(Cost $344,864)	$325,000	325,406

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Schedule of Investments (Unaudited)
June 30, 2012

Opportunity Fund
Description	Par	Value
CORPORATE BONDS – 0.6%
Diversified Financial Services – 0.3%
Leucadia National
7.000%, 08/15/2013	$200,000	$208,250
Information Technology – 0.3%
Broadridge Financial Solutions
6.125%, 06/01/2017	175,000	183,919
Total Corporate Bonds
(Cost $342,803)		392,169
	Shares
SHORT-TERM INVESTMENT – 7.9%
Invesco Treasury Portfolio, 0.020%
(Cost $5,193,468)	5,193,468	5,193,468
Total Investments – 100.2%
(Cost $62,366,175)		66,075,493
Other Assets and Liabilities, Net – (0.2%)		(145,788)
Total Net Assets – 100.0%		$65,929,705

*	Non-income producing security
(a)
Illiquid Security – A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of June 30, 2012, the fair value of this investment was $91,820 or 0.1% of total net assets.  See note 2 in Notes to Financial Statements.

ADR – American Depository Receipt

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Assets and Liabilities (Unaudited)
June 30, 2012

	Capital Appreciation Fund	Opportunity Fund
ASSETS:
Investments, at market value
(Cost $42,444,908 and $62,366,175 respectively)	$40,906,240	$66,075,493
Cash	1,859	4,680
Receivable for investment securities sold	182,637	132,034
Receivable for dividends and interest	189,670	220,865
Receivable for capital shares sold	33,110	48,691
Prepaid expenses	18,714	18,525
Total assets	41,332,230	66,500,288

LIABILITIES:
Payable for investment securities purchased	25,470	448,329
Payable for capital shares redeemed	26,333	22,824
Payable to adviser, net	21,357	40,288
Accrued distribution fees	8,960	8,222
Accrued expenses and other liabilities	49,324	50,920
Total liabilities	131,444	570,583

NET ASSETS	$41,200,786	$65,929,705

COMPOSITION OF NET ASSETS:
Portfolio capital	$42,354,271	$60,025,011
Undistributed net investment income	234,651	258,568
Accumulated net realized gain on investments	150,532	1,936,782
Net unrealized appreciation or depreciation of investments	(1,538,668)	3,709,344
Total net assets	$41,200,786	$65,929,705
CAPITAL STOCK, $0.0001 par value
Authorized	500,000,000	500,000,000
Issued and outstanding	2,783,370	3,748,994

NET ASSET VALUE, REDEMPTION PRICE, AND
OFFERING PRICE PER SHARE	$14.80	$17.59

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Operations (Unaudited)
For the Six Months Ended June 30, 2012

	Capital Appreciation Fund	Opportunity Fund
INVESTMENT INCOME:
Interest income	$279,329	$20,615
Dividend income	534,256	710,307
Less: Foreign taxes withheld	(10,431)	(1,493)
Total investment income	803,154	729,429

EXPENSES:
Investment advisory fees	290,046	355,389
Directors’ fees	26,208	25,540
Administration fees	26,168	29,291
Fund accounting fees	20,292	19,841
Transfer agent fees	17,762	19,344
Distribution fees	15,973	17,373
Legal fees	15,540	16,853
Audit fees	13,869	13,869
Registration fees	11,848	12,252
Other expenses	8,673	7,844
Custodian fees	5,281	4,340
Postage and printing fees	3,374	3,602
Total expenses	455,034	525,538
Less: Fee waivers	(79,594)	(67,373)
Total net expenses	375,440	458,165
NET INVESTMENT INCOME	427,714	271,264

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	36,378	1,719,282
Net change in unrealized appreciation
or depreciation of investments	(1,026,830)	1,476,429
Net gain (loss) on investments	(990,452)	3,195,711

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$(562,738)	$3,466,975

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Changes in Net Assets

	Capital Appreciation Fund
	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
OPERATIONS:
Net investment income	$427,714	$467,793
Net realized gain on investments	36,378	1,136,387
Net change in unrealized depreciation of investments	(1,026,830)	(4,027,600)
Net decrease resulting from operations	(562,738)	(2,423,420)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,377,891	20,818,037
Proceeds from reinvestment of distributions	—	1,324,588
Payments for shares redeemed	(14,353,062)	(8,165,386)
Redemption fees	1,873	1,463
Net increase (decrease) from capital share transactions	(11,973,298)	13,978,702

DISTRIBUTIONS PAID FROM:
Net investment income	—	(598,607)
Net realized gains	—	(754,823)
Total distributions to shareholders	—	(1,353,430)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,536,036)	10,201,852

NET ASSETS:
Beginning of period	53,736,822	43,534,970

End of period (including undistributed
(distributions in excess of) net investment
income of $234,651 and $(193,063), respectively)	$41,200,786	$53,736,822

TRANSACTIONS IN SHARES:
Shares sold	155,415	1,306,362
Shares issued in reinvestment of distributions	—	88,661
Shares redeemed	(978,381)	(523,639)
Net increase (decrease)	(822,966)	871,384

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Statements of Changes in Net Assets

	Opportunity Fund
	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
OPERATIONS:
Net investment income	$271,264	$217,478
Net realized gain on investments	1,719,282	2,550,201
Net change in unrealized appreciation
or depreciation of investments	1,476,429	(3,229,445)
Net increase (decrease) resulting from operations	3,466,975	(461,766)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,745,172	27,510,295
Proceeds from reinvestment of distributions	—	2,590,150
Payments for shares redeemed	(2,997,088)	(4,754,057)
Redemption fees	—	1,095
Net increase from capital share transactions	2,748,084	25,347,483

DISTRIBUTIONS PAID FROM:
Net investment income	—	(177,445)
Net realized gains	—	(2,568,958)
Total distributions to shareholders	—	(2,746,403)

TOTAL INCREASE IN NET ASSETS	6,215,059	22,139,314

NET ASSETS:
Beginning of period	59,714,646	37,575,332

End of period (including undistributed
(distributions in excess of) net investment
income of $258,568 and $(12,696), respectively)	$65,929,705	$59,714,646

TRANSACTIONS IN SHARES:
Shares sold	326,375	1,558,575
Shares issued in reinvestment of distributions	—	155,471
Shares redeemed	(171,264)	(272,964)
Net increase	155,111	1,441,082

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Financial Highlights

	Capital Appreciation Fund
	Six Months						September 28,
	Ended						2007(1)
	June 30,						through
	2012		Year Ended December 31,				December 31,
	(Unaudited)		2011	2010	2009	2008	2007
For a Fund share outstanding
throughout the period

NET ASSET VALUE:
Beginning of period	$14.90		$15.92	$13.95	$10.85	$14.94	$15.00

OPERATIONS:
Net investment income	0.14		0.15	0.14	0.25	0.08	0.01
Net realized and unrealized
gain (loss) on investments	(0.24)		(0.79)	2.30	3.09	(4.08)	(0.06)
Total from operations	(0.10)		(0.64)	2.44	3.34	(4.00)	(0.05)

LESS DISTRIBUTIONS:
From net investment income	—		(0.17)	(0.16)	(0.24)	(0.09)	(0.01)
From net realized gains	—		(0.21)	(0.31)	—	(0.01)	—
Total distributions	—		(0.38)	(0.47)	(0.24)	(0.10)	(0.01)

Paid in capital from redemption fees	—	(2)	— (2)	— (2)	— (2)	0.01	—

NET ASSET VALUE:
End of period	$14.80		$14.90	$15.92	$13.95	$10.85	$14.94

TOTAL RETURN	(0.67	)%(3)	(4.00)%	17.52%	30.74%	(26.67)%	(0.32	)%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$41,201		$53,737	$43,535	$29,724	$20,091	$8,168
Ratio of expenses to average net assets:
Before expense reimbursement	1.72	%(4)	1.70%	2.01%	2.38%	3.51%	11.28	%(4)
After expense reimbursement	1.42	%(4)	1.50%	1.50%	1.50%	1.50%	1.50	%(4)
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	1.32	%(4)	0.63%	0.55%	1.27%	(1.07)%	(9.38	)%(4)
After expense reimbursement	1.62	%(4)	0.83%	1.06%	2.15%	0.94%	0.40	%(4)
Portfolio turnover rate	6	%(3)	24%	27%	41%	21%	5	%(3)

(1)	Inception date of the fund.
(2)	Less than $0.01 per share.
(3)	Not Annualized.
(4)	Annualized.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Financial Highlights

	Opportunity Fund
	Six Months						September 28,
	Ended						2007(1)
	June 30,						through
	2012		Year Ended December 31,				December 31,
	(Unaudited)		2011	2010	2009	2008	2007
For a Fund share outstanding
throughout the period

NET ASSET VALUE:
Beginning of period	$16.62		$17.45	$15.10	$12.04	$14.96	$15.00

OPERATIONS:
Net investment income	0.07		0.07	0.09	0.08	0.05	0.02
Net realized and unrealized
gain (loss) on investments	0.90		(0.11)	2.47	3.06	(2.92)	(0.01)
Total from operations	0.97		(0.04)	2.56	3.14	(2.87)	0.01

LESS DISTRIBUTIONS:
From net investment income	—		(0.05)	(0.12)	(0.08)	(0.06)	(0.02)
From net realized gains	—		(0.74)	(0.09)	—	—	(0.03)
Total distributions	—		(0.79)	(0.21)	(0.08)	(0.06)	(0.05)
Paid in capital from redemption fees	—		— (2)	— (2)	— (2)	0.01	—

NET ASSET VALUE:
End of period	$17.59		$16.62	$17.45	$15.10	$12.04	$14.96

TOTAL RETURN	5.84	%(3)	(0.21)%	16.94%	26.10%	(19.14)%	0.11	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$65,930		$59,715	$37,575	$26,082	$16,025	$5,896
Ratio of expenses to average net assets:
Before expense reimbursement	1.63	%(4)	1.70%	2.05%	2.51%	4.11%	14.50	%(4)
After expense reimbursement	1.42	%(4)	1.50%	1.50%	1.50%	1.50%	1.50	%(4)
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement	0.63	%(4)	0.20%	0.04%	(0.27)%	(1.96)%	(12.27	)%(4)
After expense reimbursement	0.84	%(4)	0.40%	0.59%	0.74%	0.65%	0.73	%(4)
Portfolio turnover rate	20	%(3)	45%	45%	51%	66%	18	%(3)

(1)	Inception date of the fund.
(2)	Less than $0.01 per share.
(3)	Not Annualized.
(4)	Annualized.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited)
June 30, 2012

1.  ORGANIZATION

Prospector Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on June 6, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end diversified management investment company.  The Corporation issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies.  There are two series presently authorized, the Prospector Capital Appreciation Fund and the Prospector Opportunity Fund (individually a “Fund” and collectively the “Funds”).  The Funds commenced operations on September 28, 2007.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund:

Security Valuation – The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Common stock – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the last bid price on the day of valuation.  Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the last bid price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Convertible and Corporate Bonds – Convertible and corporate bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Convertible and corporate bonds are categorized in Level 2 of the fair value hierarchy.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2012

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2012, each Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Capital Appreciation Fund
Common Stocks	$29,828,414	$—	$—	$29,828,414
Convertible Bonds	—	9,599,531	—	9,599,531
Corporate Bond	—	630,500	—	630,500
Short-Term Investment	847,795	—	—	847,795
Total Investments	$30,676,209	$10,230,031	$—	$40,906,240

Opportunity Fund
Common Stocks	$60,164,450	$—	$—	$60,164,450
Convertible Bonds	—	325,406	—	325,406
Corporate Bonds	—	392,169	—	392,169
Short-Term Investment	5,193,468	—	—	5,193,468
Total Investments	$65,357,918	$717,575	$—	$66,075,493

Refer to each Fund’s Schedule of Investments for further sector breakout.

Transfers between levels are recognized at the beginning of the reporting period.  During the six months ended June 30, 2012, the Fund recognized no transfers between levels.

The Funds may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets.  The Funds’ investment objectives allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward foreign exchange contracts, and purchased and written options.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the funds to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities.  As of and for the six months ended June 30, 2012, the Funds held no derivative instruments.

Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2012

due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.  All short-term capital gains are included in ordinary income for tax purposes.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is required.  As of December 31, 2011, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  Generally, tax authorities can examine all the tax returns filed for the last three years.

Foreign Currency Translation – The books and records relating to the Funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases:  (1) market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.  The Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Illiquid or Restricted Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Directors as reflecting fair value.  Each Fund intends to invest no more than 15% of its total assets in illiquid securities.  Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ board of directors as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Directors.  At June 30, 2012, Prospector Opportunity Fund had investments in illiquid securities with a total value of $91,820 or 0.1% of total net assets.

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2012

Information concerning illiquid securities is as follows:

Prospector Opportunity Fund	Shares	Dates Acquired	Cost Basis
AJS Bancorp	8,958	8/08 – 1/11	$119,698

Expenses – Expenses directly attributable to a Fund are charged to that Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based on relative net assets or another appropriate basis.

Other – Investment and shareholder transactions are recorded on the trade date.  Each Fund determines the gain or loss realized from the investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date.  Interest income, including amortization of bond premium and discount, is recognized on an accrual basis.

Subsequent Events – Management has evaluated fund related events and transactions that occurred subsequent to June 30, 2012, through the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

3.  INVESTMENT TRANSACTIONS

During the six months ended June 30, 2012, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

	Purchases	Sales
Capital Appreciation Fund	$3,143,736	$13,494,753
Opportunity Fund	14,909,350	11,549,216

There were no purchases or sales of long-term U.S. Government securities.

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at June 30, 2012, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
	Appreciation	Depreciation	Net	Tax Cost
Capital Appreciation Fund	$3,832,137	$(5,370,805)	$(1,538,668)	$42,444,908
Opportunity Fund	6,991,180	(3,281,862)	3,709,318	62,366,175

At December 31, 2011, the Funds’ most recently completed fiscal year end, components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Undistributed	Other	Unrealized	Total
	Ordinary	Long-Term	Accumulated	Appreciation	Accumulated
	Income	Capital Gains	Losses	(Depreciation)	Earnings
Capital Appreciation Fund	$7,973	$217,715	$(15,961)	$(800,474)	$(590,747)
Opportunity Fund	151	218,694	(12,846)	2,231,720	2,437,719

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2012

As of December 31, 2011, the Funds did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended December 31, 2011, the Funds do not plan to defer any late year losses.

There were no distributions paid during the six months ended June 30, 2012.

The tax character of distributions paid during the fiscal year ended December 31, 2011 were as follows:

	Ordinary	Long Term
	Income	Capital Gains	Total
Capital Appreciation Fund	$738,372	$615,058	$1,353,430
Opportunity Fund	177,445	2,568,958	2,746,403

4.  AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with the Adviser, with whom certain directors and officers of the Corporation are affiliated, to furnish investment advisory services to the Funds.  Pursuant to this Agreement, the Adviser is entitled to receive a management fee, calculated daily and payable monthly, at the annual rate of 1.10% as applied to each Fund’s daily net assets.

The Adviser has contractually agreed to waive, through September 30, 2013 its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses do not exceed 1.30% of its average daily net assets.  Prior to April 18, 2012, this ratio was 1.50% of its average daily net assets for each fund.  Any such waiver or reimbursement may be subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  Waived/reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Capital Appreciation Fund	Opportunity Fund
12/31/12	$209,174	$194,762
12/31/13	177,007	171,081
12/31/14	114,442	105,613
12/31/15	79,594	67,373
Total	$580,217	$538,829

As of June 30, 2012, it was possible, but not probable, those amounts would be recovered by the Adviser.  At the end of each fiscal year in the future, the Funds will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.

Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the Funds’ shares pursuant to a Distribution Agreement with the Corporation.  Each Fund’s shares are sold on a no-load basis and, therefore, Quasar receives no sales commission or sales load for providing services to the Funds.  The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which authorizes the Corporation to

PROSPECTOR FUNDS, INC.

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2012

reimburse Quasar and certain financial intermediaries who assist in distributing each Fund’s shares or who provide shareholder services to Fund shareholders a distribution and/or shareholder servicing fee of up to 0.25% of each Fund’s average daily net assets (computed on an annual basis).  All or a portion of the fee may be used by the Funds or Quasar to pay the Fund’s distribution fees and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder services expenses.  During the six months ended June 30, 2012, Capital Appreciation Fund and Opportunity Fund incurred expenses of $15,973 and $17,373, respectively, pursuant to the 12b-1 Plan.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and fund accountant for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

5.  INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications.  The Funds’ maximum exposure under these arrangements is unknown.  However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

PROSPECTOR FUNDS, INC.

Additional Information (Unaudited)
June 30, 2012

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-877-734-7862.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-734-7862.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-734-7862, or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

DIRECTORS
John D. Gillespie
Harvey D. Hirsch
Joseph Klein III
Roy L. Nersesian
John T. Rossello, Jr.

INVESTMENT ADVISER
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT  06437

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI  53212

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
Third Floor
615 E. Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN  55402

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Plaza
New York, NY  10004

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ directors and is available without charge upon request by calling 1-877-734-7862.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title)*    /s/John D. Gillespie
John D. Gillespie, President

Date     September 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/John D. Gillespie
John D. Gillespie, President

Date     September 7, 2012

By (Signature and Title)*    /s/Peter N. Perugini, Jr.
Peter N. Perugini, Jr., Treasurer

Date     September 7, 2012

* Print the name and title of each signing officer under his or her signature.